Equity (Share-based Payments to Employees, Non-marketable Options, Grants Parameters) (Details)	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Fair value	$ 631,000,000	$ 552,000,000
2014 Plan [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $)	8.2
CPI-linked exercise price (in $)	8.4
Fair value	8,400,000
Weighted average grant date fair value per option (in $)	1.9
2014 Plan [Member] | Granted 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $)	7.0
CPI-linked exercise price (in $)	7.2
Fair value	9,000,000
Weighted average grant date fair value per option (in $)	1.2
2014 Plan [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $)	3.9
CPI-linked exercise price (in $)	4.3
Fair value	4,000,000
Weighted average grant date fair value per option (in $)	1.1
2014 Plan [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Share price (in $)	4.5
CPI-linked exercise price (in $)	4.3
Fair value	11,300,000
Weighted average grant date fair value per option (in $)	$ 1.58
First tranche [Member] | 2014 Plan [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	29.40%
Expected life of options (in years) | yr	4.3
Risk-free interest rate	(0.17%)
First tranche [Member] | 2014 Plan [Member] | Granted 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	25.40%
Expected life of options (in years) | yr	3.0
Risk-free interest rate	(1.00%)
First tranche [Member] | 2014 Plan [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	30.51%
Expected life of options (in years) | yr	7.0
Risk-free interest rate	0.01%
First tranche [Member] | 2014 Plan [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	31.88%
Expected life of options (in years) | yr	7.0
Risk-free interest rate	0.37%
Second tranche [Member] | 2014 Plan [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	31.20%
Expected life of options (in years) | yr	5.3
Risk-free interest rate	0.05%
Second tranche [Member] | 2014 Plan [Member] | Granted 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	25.40%
Expected life of options (in years) | yr	3.0
Risk-free interest rate	(1.00%)
Second tranche [Member] | 2014 Plan [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	30.51%
Expected life of options (in years) | yr	7.0
Risk-free interest rate	0.01%
Second tranche [Member] | 2014 Plan [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	31.88%
Expected life of options (in years) | yr	7.0
Risk-free interest rate	0.37%
Third tranche [Member] | 2014 Plan [Member] | Granted 2014 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	40.80%
Expected life of options (in years) | yr	6.3
Risk-free interest rate	0.24%
Third tranche [Member] | 2014 Plan [Member] | Granted 2015 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	28.80%
Expected life of options (in years) | yr	4.0
Risk-free interest rate	(0.88%)
Third tranche [Member] | 2014 Plan [Member] | Granted 2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	30.51%
Expected life of options (in years) | yr	7.0
Risk-free interest rate	0.01%
Third tranche [Member] | 2014 Plan [Member] | Granted 2017 [Member]
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Expected Volatility	31.88%
Expected life of options (in years) | yr	7.0
Risk-free interest rate	0.37%